Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2017	$ (171,714)			$ 2	$ 10,633	$ (182,349)
Balance (Accounting Standards Update 2014-09) at Dec. 31, 2017		$ 1,164					$ 1,164
Temporary equity, shares at Dec. 31, 2017			78,402
Temporary equity, balance at Dec. 31, 2017			$ 148,105
Balance, shares at Dec. 31, 2017				16,059
Issuance of Series F preferred stock, net of issuance costs			$ 63,629
Issuance of Series F preferred stock, net of issuance costs, shares			23,628
Exercise of stock options	$ 607				607
Exercise of stock options, shares	1,386			1,386
Stock-based compensation	$ 2,071				2,071
Accumulated dividend - Series F	(4,662)					(4,662)
Temporary Equity, Accumulated dividend - Series F			$ 4,662
Temporary Equity, Accretion of Series F issuance costs			$ 50
Accretion of Series F issuance costs	(50)				(50)
Unrealized gain (loss) on investments	(14)							$ (14)
Net loss	(38,878)					(38,878)
Balance at Dec. 31, 2018	(211,476)			$ 2	13,261	(224,725)		(14)
Temporary equity, shares at Dec. 31, 2018			102,030
Temporary equity, balance at Dec. 31, 2018			$ 216,446
Balance, shares at Dec. 31, 2018				17,445
Exercise of stock options	132				132
Exercise of stock options, shares				96
Stock-based compensation	595				595
Accumulated dividend - Series F	(1,736)					(1,736)
Temporary Equity, Accumulated dividend - Series F			1,736
Temporary Equity, Accretion of Series F issuance costs			$ 18
Accretion of Series F issuance costs	(18)				(18)
Net loss	(10,541)					(10,541)
Balance at Mar. 31, 2019	(223,044)			$ 2	13,970	(237,002)		(14)
Temporary equity, shares at Mar. 31, 2019			102,030
Temporary equity, balance at Mar. 31, 2019			$ 218,200
Balance, shares at Mar. 31, 2019				17,541
Balance at Dec. 31, 2018	(211,476)			$ 2	13,261	(224,725)		(14)
Temporary equity, shares at Dec. 31, 2018			102,030
Temporary equity, balance at Dec. 31, 2018			$ 216,446
Balance, shares at Dec. 31, 2018				17,445
Unrealized gain (loss) on investments	14
Net loss	(32,298)
Balance at Sep. 30, 2019	(246,475)			$ 2	15,908	(262,385)
Temporary equity, shares at Sep. 30, 2019			102,030
Temporary equity, balance at Sep. 30, 2019			$ 221,863
Balance, shares at Sep. 30, 2019				18,107
Balance at Dec. 31, 2018	(211,476)			$ 2	13,261	(224,725)		(14)
Temporary equity, shares at Dec. 31, 2018			102,030
Temporary equity, balance at Dec. 31, 2018			$ 216,446
Balance, shares at Dec. 31, 2018				17,445
Exercise of stock options	$ 901				901
Exercise of stock options, shares	1,099			1,099
Stock-based compensation	$ 3,156				3,156
Accumulated dividend - Series F	(7,234)					(7,234)
Temporary Equity, Accumulated dividend - Series F			7,234
Temporary Equity, Accretion of Series F issuance costs			$ 74
Accretion of Series F issuance costs	(74)				(74)
Unrealized gain (loss) on investments	14							14
Net loss	(42,590)					(42,590)
Balance at Dec. 31, 2019	(257,303)			$ 2	17,244	(274,549)
Balance (ASU 2016-13) at Dec. 31, 2019		(364)					(364)
Temporary equity, shares at Dec. 31, 2019			102,030
Temporary equity, balance at Dec. 31, 2019			$ 223,754
Balance, shares at Dec. 31, 2019				18,544
Balance at Mar. 31, 2019	(223,044)			$ 2	13,970	(237,002)		(14)
Temporary equity, shares at Mar. 31, 2019			102,030
Temporary equity, balance at Mar. 31, 2019			$ 218,200
Balance, shares at Mar. 31, 2019				17,541
Exercise of stock options	40				40
Exercise of stock options, shares				360
Stock-based compensation	821				821
Accumulated dividend - Series F	(1,780)					(1,780)
Temporary Equity, Accumulated dividend - Series F			1,780
Temporary Equity, Accretion of Series F issuance costs			$ 18
Accretion of Series F issuance costs	(18)				(18)
Net loss	(11,032)					(11,032)
Balance at Jun. 30, 2019	(235,013)			$ 2	14,813	(249,814)		(14)
Temporary equity, shares at Jun. 30, 2019			102,030
Temporary equity, balance at Jun. 30, 2019			$ 219,998
Balance, shares at Jun. 30, 2019				17,901
Exercise of stock options	299				299
Exercise of stock options, shares				206
Stock-based compensation	815				815
Accumulated dividend - Series F	(1,846)					(1,846)
Temporary Equity, Accumulated dividend - Series F			1,846
Temporary Equity, Accretion of Series F issuance costs			$ 19
Accretion of Series F issuance costs	(19)				(19)
Unrealized gain (loss) on investments	14							$ 14
Net loss	(10,725)					(10,725)
Balance at Sep. 30, 2019	(246,475)			$ 2	15,908	(262,385)
Temporary equity, shares at Sep. 30, 2019			102,030
Temporary equity, balance at Sep. 30, 2019			$ 221,863
Balance, shares at Sep. 30, 2019				18,107
Balance at Dec. 31, 2019	(257,303)			$ 2	17,244	(274,549)
Temporary equity, shares at Dec. 31, 2019			102,030
Temporary equity, balance at Dec. 31, 2019			$ 223,754
Balance, shares at Dec. 31, 2019				18,544
Exercise of stock options	404				404
Exercise of stock options, shares				448
Stock-based compensation	1,026				1,026
Accumulated dividend - Series F	(1,727)					(1,727)
Temporary Equity, Accumulated dividend - Series F			1,727
Temporary Equity, Accretion of Series F issuance costs			$ 18
Accretion of Series F issuance costs	(18)				(18)
Warrants issued in connection with debt	297				297
Net loss	(4,023)					(4,023)
Balance at Mar. 31, 2020	(261,708)			$ 2	18,953	(280,663)
Temporary equity, shares at Mar. 31, 2020			102,030
Temporary equity, balance at Mar. 31, 2020			$ 225,499
Balance, shares at Mar. 31, 2020				18,992
Balance at Dec. 31, 2019	(257,303)			$ 2	17,244	(274,549)
Balance (ASU 2016-13) at Dec. 31, 2019		$ (364)					$ (364)
Temporary equity, shares at Dec. 31, 2019			102,030
Temporary equity, balance at Dec. 31, 2019			$ 223,754
Balance, shares at Dec. 31, 2019				18,544
Net loss	(23,359)
Balance at Sep. 30, 2020	158,498			$ 7	457,681	(299,190)
Temporary equity, shares at Sep. 30, 2020			0
Balance, shares at Sep. 30, 2020				67,808
Balance at Mar. 31, 2020	(261,708)			$ 2	18,953	(280,663)
Temporary equity, shares at Mar. 31, 2020			102,030
Temporary equity, balance at Mar. 31, 2020			$ 225,499
Balance, shares at Mar. 31, 2020				18,992
Exercise of stock options	366				366
Exercise of stock options, shares				351
Exercise of warrants	126				126
Exercise of warrants, shares				35
Stock-based compensation	1,144				1,144
Accumulated dividend - Series F	(1,935)					(1,935)
Temporary Equity, Accumulated dividend - Series F			1,935
Temporary Equity, Accretion of Series F issuance costs			$ 18
Accretion of Series F issuance costs	(18)				(18)
Net loss	(8,481)					(8,481)
Balance at Jun. 30, 2020	(270,506)			$ 2	20,571	(291,079)
Temporary equity, shares at Jun. 30, 2020			102,030
Temporary equity, balance at Jun. 30, 2020			$ 227,452
Balance, shares at Jun. 30, 2020				19,378
Exercise of stock options	1,051				1,051
Exercise of stock options, shares				511
Exercise of warrants, shares				349
Stock-based compensation	2,868				2,868
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs	171,129			$ 1	171,128
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs, shares				7,878
Conversion of redeemable preferred stock to common stock upon initial public offering	211,902			$ 3	211,899
Temporary equity,Conversion of redeemable preferred stock to common stock upon initial public offering, shares			(102,030)
Temporary equity,Conversion of redeemable preferred stock to common stock upon initial public offering			$ (211,902)
Conversion of redeemable preferred stock to common stock upon initial public offering, shares				34,442
Conversion of redeemable convertible debt to common stock upon initial public offering	50,173			$ 1	50,172
Conversion of redeemable convertible debt to common stock upon initial public offering, shares				5,250
Accumulated dividend - Series F	2,744					2,744
Temporary Equity, Accumulated dividend - Series F			(2,744)
Payment of Series F Dividend			(12,814)
Temporary Equity, Accretion of Series F issuance costs			$ 8
Accretion of Series F issuance costs	(8)				(8)
Net loss	(10,855)					(10,855)
Balance at Sep. 30, 2020	$ 158,498			$ 7	$ 457,681	$ (299,190)
Temporary equity, shares at Sep. 30, 2020			0
Balance, shares at Sep. 30, 2020				67,808